Segment information	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Segment information
2. Segment information
There are five main global business units, which are each considered separate operating segments for mana gem
ent and reporting purposes, as these are reported separately to the Group’s chief operating decision-maker, the Pearson Executive Management team. These five business units are Assessment & Qualifications, Virtual Learning, English Language Learning, Higher Education and Enterprise Learning and Skills.
In January 2025, the Group announced that Workforce Skills would evolve to become Enterprise Learning and Skills, incorporating our IT Pro business which was previously within Higher Education. Comparative figures have been restated
to reflect the move between segments, resulting in £45m of sales, £12m of adjusted operating profit and £3m of amortisation, depreciation and impairment being transferred from Higher Education to Enterprise Learning and Skills for the year ended 31 December 2024 and £49m of sales, £14m of adjusted operating profit and £3m of amortisation, depreciation and impairment for the year ended 31 December 2023.
The International Courseware local publishing businesses, which were under strategic review, were previously being managed as a separate business unit, known as Strategic Review. However, following the disposal of the final local courseware publishing businesses in 2023 (see note 31), there are no longer any reported results for the Strategic Review business unit.
The following describes the principal activities of the five main operating segments:

•
Assessment & Qualifications – Pearson Professional Assessments, US Student Assessment, Clinical Assessment, UK GCSE and A Levels and International academic qualifications and associated courseware including the English-speaking Canadian and Australian K-12 businesses, and PDRI;

•	Virtual Learning – Virtual Schools and Online Program Management (up to the point of disposal in 2023);

•	English Language Learning – Pearson Test of English, Institutional Courseware and English Online Solutions;

•	Enterprise Learning & Skills – Vocational qualifications, GED, TalentLens, Faethm, Credly, Pearson College (up to the point of disposal in 2023) and Enterprise content and training; and

•	Higher Education – US, Canadian and International Higher Education Courseware businesses.

The
Pearson
Executive Management team evaluates and allocates resources to operating segments, and evaluates the performance of each of its operating segments on the basis of adjusted operating profit, which is considered to be the segment measure.

			Sales	Adjusted operating profit

	2025	2024	2023	2025	2024	2023

Assessment & Qualifications	1,604	1,591	1,559	361	368	350

Virtual Learning	511	489	616	81	66	76

English Language Learning	405	420	415	50	50	47

Enterprise Learning & Skills 1	282	271	269	29	20	6

Higher Education 1	775	781	806	93	96	96

Strategic Review	–	–	9	–	–	(2)

Total	3,577	3,552	3,674	614	600	573

1. Comparative amounts have been restated to reflect the move between operating segments.
A reconciliation of the operating segments’ measure of profit to profit for the year is provided below:

		2025	2024	2023

Adjusted operating profit		614	600	573

Cost of major reorganisation		–	2	–

Product development impairment		(87)	–	–

Property charges		25	–	(11)

Intangible charges		(42)	(41)	(48)

UK pension discretionary increases		–	(13)	–

Other net gains and losses		(3)	(7)	(16)

Operating profit		507	541	498

Finance costs	6	(98)	(112)	(81)

Finance income	6	48	81	76

Profit before tax		457	510	493

Income tax	7	(121)	(75)	(113)

Profit for the year		336	435	380

There were no material inter-segment sales in either 2025, 2024 or 2023. Corporate costs are allocated to business segments on an appropriate basis depending on the nature of th
e cost and
therefore the total segment result is equal to the Group operating profit.
Other segment disclosures are as follows:

	Amortisation, depreciation, and impairment

All figures in £ millions	2025	2024	2023

Assessment & Qualifications	186	196	196

Virtual Learning	53	64	76

English Language Learning	51	56	58

Enterprise Learning & Skills 1	32	30	28

Higher Education 1	249	180	182

Strategic Review	–	–	3

Total	571	526	543

1. Comparative
amounts
have been restated to reflect the move between operating segments.
Adjusted operating profit is shown in the previous tables as it is the key financial measure used by management to evaluate the performance of the Group. The measure also enables investors to more easily, and consistently, track the underlying operational performance of the Group and its business segments over time by separating out those items of income and expenditure relating to acquisition and disposal transactions, certain property charges, major reorganisation programmes and certain other items that are also not representative of underlying performance, which are explained below and reconciled within this note
.
Cost of major reorganisation – In 2025, there were no costs of major reorganisation. In 2024, there was a release of £2m relating to amounts previously accrued. In 2023, there were no costs of major reorganisation. The costs of these reorganisation programmes are significant enough to exclude from the adjusted operating profit measure so as to better highlight the underlying performance.
Product development impairment charges – In 2025, these relate to the impairment of product development assets as a result of courseware platform convergence (see note 20). There were no such amounts in 2024 or 2023.
Property charges – In 2025, there was gain of £25m, relating to reversals of impairments of property assets that were previously impaired through property charges.
 In 2024, there were no property charges. In 2023, charges of £11m related to impairments of property assets arising from the impact of updates in 2023 to assumptions initially made during the 2022 and 2021 reorganisation programmes.
Intangible charges – These represent amortisation relating to intangibles acquired through business combinations. These amortisatio
n charges are excluded as they reflect past acquisition activity and do not necessarily reflect the current year performance of the Group. Intangible amortisation charges in 2025 were £
42
m compared to a charge of £
41
m in 2024. This is due to
increased

amortisation
from recent acquisitions partially offset by decreased amortisation from assets reaching the end of their useful economic lives. In 2023, intangible charges were
£
48
m. In all three years, there were
no
impairment charges.
Other net gains and losses – These represent profits and losses on the sale of subsidiaries, joint ventures, associates and other financial assets and are excluded from adjusted operating profit in order to show the performance of the Group on a more comparable basis year-on-year.
Other net gains and losses also includes costs related to business closures and acquisitions. Other net gains and losses in 2025 relate to the gain on disposal of Copp Clark, a business in our Higher Education division, a fair value gain relating to a previous disposal and costs relating to current and prior year acquisitions and disposals. Other net gains and losses in 2024 relate to costs related to prior year acquisitions and disposals, which were partially offset by a gain on the partial disposal of our investment in an associate. In 2023, they relate to the gain on the disposal of the POLS business and gains related to the release of accruals and a provision related to historical acquisitions, offset by losses on the disposal of Pearson College and costs related to current and prior year disposals and acquisitions.
UK pension discretionary increases – Charges in 2024 relate to one-off
pension increases awarded to certain cohorts of pensioners in response to the cost of living crisis. There were no such awards in 2025 or 2023.

Adjusted operating profit should not be regarded as a complete picture of the Group’s financial performance. For example, adjusted operating profit includes the benefits of major reorganisation programmes but excludes the significant associated costs, and adjusted operating profit excludes costs related to acquisitions, and the amortisation of intangibles acquired in business combinations, but does not exclude the associated revenue. The Group’s definition of adjusted operating profit may not be comparable to other similarly titled measures reported by other companies. The Group operates in the following main geographic areas:

			Sales	Non-current assets

All figures in £ millions	2025	2024	2023	2025	2024

UK	510	487	450	516	505

Other European countries	126	120	130	157	160

US	2,400	2,444	2,504	2,287	2,310

Canada	68	68	83	182	174

Asia Pacific	354	313	386	165	169

Other countries	119	120	121	11	13

Total	3,577	3,552	3,674	3,318	3,331

Sales are allocated based on the country in which the customer is located. This does not differ materially from the location where the order is received. The geographical split of non-current
assets is based on the subsidiary’s country of domicile. This is not materially different to the location of the assets.
Non-current
assets comprise investment property, property, plant and equipment, intangible assets and investments in joint ventures and associates.